SCHEDULE OF OPERATING LEASE LIABILITY PAYABLE (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
2024	$ 21,909
2025	50,726
2026	103,536
2027	106,316
2028	109,095
Thereafter	197,345
Total remaining payments	588,927
Less imputed interest	(150,741)
Total lease liability	$ 438,186	$ 481,863